SHAREHOLDERS' EQUITY (Summary of Changes in Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of options
Outstanding at January 1, 2023	552,332
Forfeited	(414,666)
Outstanding at December 31, 2023	137,666	552,332
Exercisable at December 31, 2023	67,667
Weighted-average exercise price
Outstanding at January 1, 2023	$ 2.826
Forfeited	2.725
Outstanding at December 31, 2023	3.13	$ 2.826
Exercisable at December 31, 2023	$ 2.995
Weighted-average remaining contractual life (in months)
Outstanding	33 months 2 days	26 months 11 days
Exercisable at December 31, 2023	26 months 15 days
Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2023	$ 0
Outstanding at December 31, 2023	0	$ 0
Exercisable at December 31, 2023	$ 0